UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

Deutsche Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche LifeCompass 2020 Fund

	Shares	Value ($)

Equity - Equity Funds 57.7%
Deutsche Capital Growth Fund "Institutional" (a)	18,670	1,464,504
Deutsche Core Equity Fund "Institutional" (a)	929,869	24,027,817
Deutsche EAFE Equity Index Fund "Institutional" (a)	396,323	5,774,429
Deutsche Emerging Markets Equity Fund "Institutional" (a)	249,363	4,251,641
Deutsche Equity 500 Index Fund "Institutional" (a)	95,327	21,782,252
Deutsche Global Equity Fund "Institutional"* (a)	348,136	3,007,899
Deutsche Global Growth Fund "Institutional" (a)	35,583	1,081,369
Deutsche Global Infrastructure Fund "Institutional" (a)	460,524	6,760,492
Deutsche Global Small Cap Fund "Institutional" (a)	95,853	4,186,844
Deutsche Latin America Equity Fund "S" (a)	6,049	128,911
Deutsche Real Estate Securities Fund "Institutional" (a)	272,789	6,246,858
Deutsche Real Estate Securities Income Fund "Institutional" (a)	19,304	192,076
Deutsche Small Cap Core Fund "S" (a)	181,341	5,010,439
Deutsche Small Cap Growth Fund "S" (a)	20,515	675,757
Deutsche Small Cap Value Fund "Institutional" (a)	8,525	231,884
Deutsche World Dividend Fund "Institutional" (a)	70,823	2,068,018

Total Equity - Equity Funds (Cost $66,714,679)		86,891,190
Equity - Exchange-Traded Funds 5.0%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	16,300	482,154
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	5,700	253,365
iShares MSCI Pacific ex Japan Fund	60,900	2,803,227
SPDR Barclays Convertible Securities Fund	67,970	3,344,803
SPDR S&P Emerging Asia Pacific Fund	6,700	618,142

Total Equity - Exchange-Traded Funds (Cost $6,888,599)		7,501,691
Fixed Income - Bond Funds 32.9%
Deutsche Core Plus Income Fund "Institutional" (a)	696,684	7,531,152
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	433,400	5,807,555
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	540,960	5,350,093
Deutsche Enhanced Global Bond Fund "S" (a)	353,220	3,203,710
Deutsche Floating Rate Fund "Institutional" (a)	228,038	2,109,350
Deutsche Global Inflation Fund "Institutional" (a)	1,170,914	11,674,008
Deutsche High Income Fund "Institutional" (a)	654,551	3,161,480
Deutsche Short Duration Fund "S" (a)	572,744	5,137,514
Deutsche U.S. Bond Index Fund "Institutional" (a)	562,703	5,598,890

Total Fixed Income - Bond Funds (Cost $52,076,114)		49,573,752
Market Neutral Fund 1.3%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $2,036,537)	220,410	1,899,935
Fixed Income - Money Market Fund 3.4%
Central Cash Management Fund, 0.09% (a) (c) (Cost $5,097,393)	5,097,393	5,097,393

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $132,813,322) †	100.3	150,963,961
Other Assets and Liabilities, Net	(0.3)	(484,120)

Net Assets	100.0	150,479,841

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $133,786,806.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $17,177,155.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,649,246 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,472,091.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2015 is as follows:

Affiliate	Value ($) at August 31, 2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2015
Deutsche Capital Growth Fund	2,660,740	206,521	1,377,200	466,409	5,886	200,635	1,464,504
Deutsche Core Equity Fund	25,605,454	2,041,838	4,250,300	288,660	152,603	1,448,235	24,027,817
Deutsche Core Fixed Income Fund	7,877,092	—	7,803,215	168,036	7,187	—	—
Deutsche Core Plus Income Fund	3,146,380	6,164,431	1,658,600	(21,460)	197,316	—	7,531,152
Deutsche Diversified Market Neutral Fund	2,072,008	31,800	205,200	(23,615)	—	—	1,899,935
Deutsche EAFE Equity Index Fund	8,891,373	212,594	2,938,700	267,889	212,594	—	5,774,429
Deutsche Emerging Markets Equity Fund	4,983,934	105,436	595,200	(31,010)	51,536	—	4,251,641
Deutsche Enhanced Commodity Strategy Fund	6,210,182	722,661	297,800	(95,959)	204,761	—	5,807,555
Deutsche Enhanced Emerging Markets Fixed Income Fund	5,553,522	602,682	285,600	(32,241)	184,782	—	5,350,093
Deutsche Enhanced Global Bond Fund	3,831,308	157,546	477,000	(39,083)	120,436	37,110	3,203,710
Deutsche Equity 500 Index Fund	25,018,140	1,322,903	4,660,800	1,041,323	587,946	734,957	21,782,252
Deutsche Floating Rate Fund	3,462,610	72,237	1,373,800	(28,633)	72,237	—	2,109,350
Deutsche Global Equity Fund	3,511,994	—	537,600	113,419	—	—	3,007,899
Deutsche Global Growth Fund	1,349,748	10,696	269,800	68,147	10,696	—	1,081,369
Deutsche Global Inflation Fund	11,702,666	977,398	689,500	(40,194)	132,398	—	11,674,008
Deutsche Global Infrastructure Fund	6,218,684	1,336,426	340,900	(17,431)	56,351	305,675	6,760,492
Deutsche Global Small Cap Fund	5,408,696	420,640	1,284,700	(144,820)	50,050	370,590	4,186,844
Deutsche High Income Fund	2,305,438	1,340,200	364,100	(19,269)	140,700	—	3,161,480
Deutsche Latin America Equity Fund	304,701	12,546	105,200	(5,642)	2,734	8,712	128,911
Deutsche Real Estate Securities Fund	5,960,999	916,677	512,500	14,554	98,833	411,144	6,246,858
Deutsche Real Estate Securities Income Fund	184,101	37,282	9,300	(588)	6,764	12,118	192,076
Deutsche Short Duration Fund	6,896,791	115,756	1,748,000	(25,794)	115,756	—	5,137,514
Deutsche Small Cap Core Fund	5,790,888	307,807	1,141,600	234,228	—	307,807	5,010,439
Deutsche Small Cap Growth Fund	750,441	72,887	148,400	(12,940)	—	72,887	675,757
Deutsche Small Cap Value Fund	269,572	22,696	52,100	(38,111)	575	22,121	231,884
Deutsche U.S. Bond Index Fund	8,823,783	288,567	3,339,400	(146,114)	171,675	115,092	5,598,890
Deutsche World Dividend Fund	3,782,703	48,457	1,597,700	(83,018)	48,457	—	2,068,018
Deutsche X-trackers MSCI Europe Hedged Equity ETF	545,599	—	95,349	(6,354)	17,303	51	482,154
Deutsche X-trackers MSCI Japan Hedged Equity ETF	269,370	—	58,587	(629)	25,028	—	253,365
Central Cash Management Fund	690,763	28,984,186	24,577,556	—	—	—	5,097,393
Total	164,079,680	46,532,870	62,795,707	1,849,760	2,674,604	4,047,134	144,197,789

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$86,891,190	$—	$—	$86,891,190
Exchange-Traded Funds	7,501,691	—	—	7,501,691
Bond Funds	49,573,752	—	—	49,573,752
Market Neutral Fund	1,899,935	—	—	1,899,935
Money Market Fund	5,097,393	—	—	5,097,393

Total	$150,963,961	$—	$—	$150,963,961

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche LifeCompass 2020 Fund, a series of Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015